Stock-based compensation - Reconciliation of RSU, DSU and PSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	7,557,574	5,986,234
Granted (in shares) | shares	2,183,108	3,476,465
Forfeited (in shares) | shares	(1,219,823)	(429,266)
Outstanding - End of year (in shares) | shares	6,796,039	7,557,574
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 13.96	$ 4.40
Weighted average exercise price, options granted (in USD per share) | $ / shares	41.55	25.13
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	22.48	10.49
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 24.48	$ 13.96
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	117,769	0
Granted (in shares) | shares	989,384	124,162
Released (in shares) | shares	(36,515)	(1,176)
Forfeited (in shares) | shares	(130,805)	(5,217)
Outstanding - End of year (in shares) | shares	939,833	117,769
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 24.67	$ 0
Weighted average exercise price, options granted (in USD per share) | $ / shares	45.73	24.64
Weighted average exercise price, options released (in USD per share) | $ / shares	32.17	24.11
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	36.30	24.11
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 44.93	$ 24.67
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	7,109	0
Granted (in shares) | shares	7,642	7,109
Released (in shares) | shares	0	0
Forfeited (in shares) | shares	0	0
Outstanding - End of year (in shares) | shares	14,751	7,109
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 25.66	$ 0
Weighted average exercise price, options granted (in USD per share) | $ / shares	27.64	25.66
Weighted average exercise price, options released (in USD per share) | $ / shares	0	0
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 26.68	$ 25.66
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	84,326	0
Granted (in shares) | shares	66,038	84,326
Released (in shares) | shares	(51,094)	0
Forfeited (in shares) | shares	(24,088)	0
Outstanding - End of year (in shares) | shares	75,182	84,326
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 24.75	$ 0
Weighted average exercise price, options granted (in USD per share) | $ / shares	25.09	24.75
Weighted average exercise price, options released (in USD per share) | $ / shares	24.97	0
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	24.75	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 24.90	$ 24.75